UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4764

DREYFUS PREMIER MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Municipal Bond Fund
Statement of Investments
January 31, 2006 (Unaudited)
	Principal
Long-Term Municipal Investments--96.9%	Amount ($)	Value ($)

Alabama--2.1%

Jefferson County:
Limited Obligation School Warrants
5.25%, 1/1/2020	5,000,000	5,326,050
Sewer Revenue (Capital Improvement Warrants)
5.125%, 2/1/2009 (Insured; FGIC)	4,000,000 a	4,226,920

University of Alabama, HR
5.75%, 9/1/2020 (Insured; MBIA)	3,000,000	3,272,400

Arizona--.4%

Arizona School Facilities Board, Revenue
(State School Improvement) 5.25%, 7/1/2012	2,500,000 a	2,735,150

Arkansas--2.2%

Independence County, PCR
(Entergy Arkansas Inc.)
5%, 1/1/2021	5,000,000	5,064,950

Lake Hamilton, School District Number 005
(Capital Improvement) 5.50%, 4/1/2029
(Insured; AMBAC)	4,600,000	4,769,648

Pulaski County, HR (Arkansas Children's Hospital Project)
5%, 3/1/2035 (Insured; AMBAC)	3,500,000	3,602,865

California--10.6%

California, GO:
5.625%, 5/1/2010 (Insured; FGIC)	2,530,000 a	2,767,314
5.625%, 5/1/2010 (Insured; FGIC)	2,600,000 a	2,843,880
5.625%, 5/1/2018 (Insured; FGIC)	3,020,000	3,264,922
5.625%, 5/1/2020 (Insured; FGIC)	3,115,000	3,367,626

California Department of Water Resources,
Power Supply Revenue:
6%, 5/1/2012	6,000,000 a	6,870,720
5.375%, 5/1/2012 (Insured; AMBAC)	5,280,000 a	5,862,648

California Educational Facilities Authority, Revenue
(University of Southern California)
5%, 10/1/2033	5,000,000	5,168,400

California Pollution Control Financing Authority, PCR
7.98%, 6/1/2014	6,355,000 b,c	8,225,912

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue 6%, 1/1/2007	5,000,000 a	5,128,750

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue (Asset Backed):
5%, 6/1/2021	4,875,000	4,911,855
7.875%, 6/1/2042	2,170,000	2,610,184
7.90%, 6/1/2042	1,920,000	2,312,429

Lincoln, Special Tax
(Community Facilities District Number 2003-1)
6%, 9/1/2034	3,500,000	3,713,115

Los Angeles Unified School District
5.25%, 7/1/2020 (Insured; FSA)	4,000,000	4,353,360

Port Oakland, Revenue 5.50%, 11/1/2020 (Insured; FGIC)	4,085,000	4,400,239

Colorado--4.9%

Broomfield City and County, COP
(Open Space Park and Recreation Facilities)
5.50%, 12/1/2020 (Insured; AMBAC)	1,000,000	1,078,350

Colorado Educational and Cultural Facilities Authority,
LR (Community Colleges of Colorado)
5.50%, 12/1/2021 (Insured; AMBAC)	1,100,000	1,195,931

Colorado Housing Finance Authority:
7.15%, 10/1/2030 (Collateralized; FHA)	95,000	97,075
6.60%, 8/1/2032 (Collateralized; FHA)	4,120,000	4,228,356

Denver City and County, Airport Revenue
6%, 11/15/2017 (Insured; AMBAC)	5,000,000	5,419,100

E-470 Public Highway Authority, Revenue
5.75%, 9/1/2035 (Insured; MBIA)	5,500,000	6,051,870

Northwest Parkway Public Highway Authority, Revenue:
Zero Coupon, 6/15/2027 (Insured; AMBAC)	6,125,000	1,842,400
7.125%, 6/15/2041	8,250,000	7,825,125

Wheatlands Metropolitan District Number 2, GO:
6%, 12/1/2025	1,000,000	1,007,660
6.125%, 12/1/2035	1,500,000	1,511,970

Connecticut--4.3%

Connecticut:
7.737%, 6/15/2011	4,000,000 b,c	4,706,280
7.237%, 12/15/2015	3,700,000 b,c	4,666,662

Connecticut Health and Educational Facilities Authority,
Revenue:
(Saint Francis Hospital and Medical Center)
5.50%, 7/1/2017 (Insured; Radian)	4,040,000	4,356,413
(University of Hartford) 5.625%, 7/1/2026
(Insured; Radian)	4,345,000	4,683,823

Mashantucket Western Pequot Tribe,
Special Revenue
5.75%, 9/1/2027	8,000,000 c	8,224,560

District of Columbia--1.1%

Washington Convention Center Authority,
Dedicated Tax Revenue (Senior Lien)
5%, 10/1/2021 (Insured; AMBAC)	6,500,000	6,781,450

Florida--.4%

Highlands County Health Facilities Authority, Revenue
(Adventist/Sunbelt) 6%, 11/15/2031	2,500,000	2,683,925

Georgia--2.0%

Atlanta and Fulton County Recreation Authority,
Revenue (Downtown Arena Public Improvement)
5.375%, 6/1/2007 (Insured; MBIA)	2,180,000 a	2,281,283

College Park Business and Industrial Development
Authority, Revenue (Civic Center)
5.75%, 9/1/2010 (Insured; AMBAC)	4,250,000 a	4,725,575

Georgia 5.25%, 7/1/2017	5,000,000	5,366,700

Illinois--4.4%

Carol Stream, First Mortgage Revenue
(Windsor Park Manor) 6.50%, 12/1/2007	770,000	797,173

Chicago, SFMR
6.45%, 9/1/2029 (Collateralized: FHLMC, FNMA and GN	2,970,000	3,059,932

Chicago O'Hare International Airport,
Special Facilities Revenue (American Airlines Inc. Projec
8.20%, 12/1/2024	6,000,000	5,815,980

Illinois Development Finance Authority, Revenue
(Community Rehabilitation Providers Facility)
8.75%, 3/1/2010	107,000	107,190
8.25%, 8/1/2012	216,484	192,043

Illinois Educational Facilities Authority, Revenues
(Chicago University)
5.125%, 7/1/2038 (Insured; MBIA)	5,000,000	5,158,300
(Northwestern University)
5%, 12/1/2038	2,500,000	2,559,225

Illinois Health Facilities Authority, Revenue
(Residential Centers Inc.) 8.50%, 8/15/2016	4,000,000	4,004,720

Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue
(McCormick Place Expansion)
5.50%, 6/15/2023 (Insured; MBIA)	5,000,000	5,454,150

Kansas--.9%

Wichita, HR (Via Christi Health System, Inc.)
6.25%, 11/15/2019	2,000,000	2,199,980
6.25%, 11/15/2020	3,000,000	3,299,970

Kentucky--2.2%

Mount Sterling, LR
(Kentucky League of Cities Funding)
6.10%, 3/1/2018	5,500,000	6,454,140

Pendleton County, Multi-County LR
(Kentucky Association of Counties
Leasing Trust Program)
6.40%, 3/1/2019	6,000,000	7,215,060

Louisiana--.6%

Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
6.40%, 12/1/2030 (Collateralized: FNMA and GNMA	2,815,000	2,892,159

Saint James Parish, SWDR
(Freeport-McMoran Partnership)
7.70%, 10/1/2022	1,000,000	1,001,070

Maryland--.4%

Maryland Energy Financing Administration, SWDR
(Wheelabrator Water) 6.45%, 12/1/2016	2,100,000	2,174,571

Massachusetts--.9%

Massachusetts Industrial Finance Agency, Revenue,
Water Treatment (American Hingham)
6.95%, 12/1/2035	2,450,000	2,520,535

Route 3 North Transportation
Improvement Association, LR
5.75%, 6/15/2017 (Insured; MBIA)	3,000,000	3,252,450

Michigan--5.1%

Dearborn Economic Development Corp., HR
(Oakwood Obligation Group)
5.875%, 11/15/2025 (Insured; FGIC)	4,950,000	5,058,306

Michigan Building Authority, Revenue
(Residual Certificates) 7.72%, 10/15/2017	5,000,000 b,c	5,880,100

Michigan Hospital Finance Authority,
Revenue 6.976%, 11/15/2007	3,225,000 b,c	3,422,176

Michigan Strategic Fund, SWDR
(Genesee Power Station Project)
7.50%, 1/1/2021	7,925,000	7,832,040

Pontiac Tax Increment Finance Authority,
Tax Increment Revenue
(Development Area Number 3)
6.25%, 6/1/2022	3,250,000	3,525,763

Romulus Economic Development Corp., EDR
(HIR Limited Partnership)
7%, 11/1/2015	5,000,000	6,095,850

Minnesota--2.4%

Chaska, Electric Revenue 6%, 10/1/2010	2,000,000 a	2,212,980

Minnesota Housing Finance Agency,
Single Family Mortgage
5.95%, 1/1/2017	610,000	611,903

Minnesota Public Facilities Authority, Water PCR
5%, 3/1/2024	5,000,000	5,309,000

Saint Paul Housing and Redevelopment Authority,
Hospital Facility Revenue (HealthEast Project) 6%, 11/15	6,500,000	6,963,970

Missouri--1.6%

Missouri Development Finance Board,
Infrastructure Facilities Revenue (Branson Landing Proje
5.375%, 12/1/2027	2,470,000	2,556,821
5%, 6/1/2035	2,500,000	2,522,100

Missouri Health and Educational Facilities Authority
Health Facilities Revenue
(Saint Anthony's Medical Center)
6.125%, 12/1/2010	4,000,000 a	4,475,920

Missouri Housing Development Commission, SFMR
(Homeownership Loan Program) 6.30%, 9/1/2025
(Collateralized: FNMA and GNMA)	140,000	141,812

Mississippi--.5%

Mississippi Home Corp., SFMR
6.95%, 12/1/2031 (Collateralized; GNMA	2,725,000	2,815,770

New Jersey--5.4%

New Jersey Economic Development Authority, Revenue:
7.275%, 6/1/2015 (Insured; AMBAC)	2,495,000 b,c	2,910,692
6.726%, 6/15/2016 (Insured; AMBAC)	2,495,000 b,c	2,910,692
(School Facilities - Construction 2001)
5.25%, 6/15/2011 (Insured; AMBAC)	10,000 a	10,833
5.25%, 6/15/2011 (Insured; AMBAC)	10,000 a	10,833

New Jersey Turnpike Authority, Turnpike Revenue:
5.50%, 1/1/2010 (Insured; MBIA)	6,000,000 a	6,447,960
8.226%, 1/1/2011 (Insured; MBIA)	6,350,000 b,c	7,745,032
5%, 1/1/2035 (Insured; AMBAC)	3,000,000	3,109,770

Tobacco Settlement Financing Corp. of New Jersey:
7%, 6/1/2041	5,000,000	5,714,300
(Asset Backed) 5.75%, 6/1/2032	4,740,000	4,908,507

New Mexico--1.1%

Farmington, PCR
(Public Service Co. - San Juan) 6.375%, 4/1/2022	1,430,000	1,511,596

Jicarilla Apache Nation, Revenue 5.50%, 9/1/2023	5,000,000	5,328,700

New York--4.4%

New York City 5.50%, 3/15/2015	3,500,000	3,770,025

New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue
6%, 6/15/2010	3,085,000 a	3,434,685

New York City Industrial Development Agency,
Special Facility Revenue (American Airlines, Inc
John F. Kennedy International Airport Project)
8%, 8/1/2028	3,500,000	3,720,500

New York State Dormitory Authority, Revenues:
(New York University)
6%, 7/1/2017 (Insured; MBIA)	3,500,000	4,152,330
(Rochester Institute of Technology)
5.25%, 7/1/2024 (Insured; AMBAC)	3,345,000	3,601,026
(State University Educational Facilities)
7.50%, 5/15/2013	2,500,000	3,068,350

New York State Power Authority, Revenue
5%, 11/15/2019 (Insured; FGIC)	5,000,000	5,378,350

North Carolina--2.2%

North Carolina Eastern Municipal Power Agency,
Power Systems Revenue:
7%, 1/1/2013	3,500,000	3,979,325
6.75%, 1/1/2026 (Insured; ACA)	5,000,000	5,501,150

North Carolina Medical Care Commission, Revenue
(Housing Foundation Inc.):
6.45%, 8/15/2020 (Insured; ACA)	1,000,000	1,097,910
6.625%, 8/15/2030 (Insured; ACA)	2,565,000	2,793,439

Ohio--6.7%

Cincinnati, Water Systems Revenue:
5%, 12/1/2020	2,420,000	2,558,158
5%, 12/1/2021	3,825,000	4,031,856

Cleveland-Cuyahoga County Port Authority, Revenue
(Special Assessment/Tax Increment)
7.35%, 12/1/2031	3,000,000	3,236,100

Columbus City School District,
School Facilities Construction and Improvement
5%, 12/1/2032 (Insured; FSA)	5,000,000	5,211,750

Cuyahoga County:
Hospital Facilities Revenue
(UHHS/CSAHS - Cuyahoga Inc. and
CSAHS/UHHS - Canton Inc. Projects)
7.50%, 1/1/2030	7,000,000	7,793,170
Hospital Improvement Revenue
(The Metrohealth Systems Project)
6.15%, 2/15/2009	3,115,000 a	3,384,074

Hamilton County, Sales Tax
Zero Coupon, 12/1/2025 (Insured; AMBAC)	14,865,000	6,019,879

Mahoning County, HR
(Forum Health Obligation Group) 6%, 11/15/2032	1,750,000	1,775,340

Ohio Water Development Authority,
Pollution Control Facilities Revenue
(Cleveland Electric Illuminating Co. Project)
6.10%, 8/1/2020 (Insured; ACA)	7,300,000	7,597,913

Oklahoma--2.2%

Holdenville Industrial Authority,
Correctional Facility Revenue:
6.60%, 7/1/2006	2,045,000 a	2,113,855
6.70%, 7/1/2006	4,625,000 a	4,782,620

McGee Creek Authority, Water Revenue
6%, 1/1/2013 (Insured; MBIA)	6,025,000	6,660,758

Oregon--.6%

Portland, Sewer Systems Revenue
5.75%, 8/1/2010 (Insured; FGIC)	3,500,000 a	3,828,615

Pennsylvania--3.8%

Allegheny County Sanitation Authority,
Sewer Revenue 5.375%, 12/1/2007
(Insured; MBIA)	13,700,000 a	14,451,034

Butler County Industrial Development Authority,
Health Care Facilities Revenue
(Saint John Care Center)
5.85%, 4/20/2036 (Collateralized; GNMA	4,210,000	4,505,416

Montgomery County Higher Education and
Health Authority, Revenue
(First Mortgage - AHF/Montgomery, Inc.)
10.50%, 9/1/2020	3,075,000	3,084,594

Montgomery County Industrial Development Authority,
Mortgage Revenue (Whitemarsh Continuing Care)
6.125%, 2/1/2028	1,500,000	1,569,105

Rhode Island--1.0%

Providence, Special Tax Increment Obligation
6.65%, 6/1/2006	3,895,000 a	4,006,825

Rhode Island Health and Educational Building
Corp., Revenue (Higher Education Facility)
5.50%, 9/15/2024 (Insured; AMBAC)	2,000,000	2,205,360

South Carolina--1.8%

Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)	5,450,000 b,c	6,264,012
7.72%, 12/1/2028

Greenville Hospital System,
Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	4,385,000	4,732,073

Tennessee--2.9%

Johnson City Health and Educational Facilities Board,
Hospital First Mortgage Revenue
(Mountain States Health Alliance)
5.50%, 7/1/2031	8,355,000 d	8,673,409

Memphis Center Revenue Finance Corp.,
Sports Facility Revenue (Memphis Redbirds)
6.50%, 9/1/2028	8,000,000	8,148,960

Shelby County Health, Educational and Housing
Facilities Board, MFHR
(Cameron at Kirby Parkway and Stonegate Apartments)
7.25%, 7/1/2023	2,685,000 e	1,343,843

Texas--5.6%

Alliance Airport Authority,
Special Facilities Revenue
(American Airlines, Inc. Project) 7.50%, 12/1/2029	5,100,000	4,394,874
(Federal Express Corp.) 6.375%, 4/1/2021	5,040,000	5,161,666

Austin Convention Enterprises Inc.,
Hotel Revenue (Convention Center)
6.70%, 1/1/2028	5,000,000	5,345,750

Dallas-Fort Worth International Airport:
Facility Improvement Corp. Revenue
(American Airlines Inc.)
7.25%, 11/1/2030	5,505,000	4,587,427
6.375%, 5/1/2035	2,000,000	1,487,360
Joint Revenue 5.50%, 11/1/2021
(Insured; FSA)	3,000,000	3,242,130

Sabine River Authority, PCR
(TXU Energy Co. LLC)
6.15%, 8/1/2022	2,995,000	3,276,440

Texas Turnpike Authority,
Central Texas Turnpike System Revenue
5.75%, 8/15/2038 (Insured; AMBAC)	3,500,000	3,857,980

Wichita Falls, Water and Sewer Revenue
5.375%, 8/1/2024 (Insured; AMBAC)	3,000,000	3,222,840

Utah--1.3%

Carbon County, SWDR
(Sunnyside Cogeneration-A)
7.10%, 8/15/2023	8,039,000	8,104,598

Virginia--.8%

Tobacco Settlement Financing Corp. of Virginia
(Asset Backed) 5.625%, 6/1/2037	5,000,000	5,086,700

Washington--2.1%

Washington Public Power Supply System, Revenue
(Nuclear Project Number 3)
7.125%, 7/1/2016 (Insured; MBIA)	10,425,000	13,091,402

West Virginia--.9%

West Virginia, GO State Road
5.75%, 6/1/2010 (Insured; MBIA)	2,500,000 a	2,750,175

West Virginia Hospital Finance Authority, HR
(Charleston Area Medical Center)
6%, 9/1/2010	2,440,000 a	2,694,931

Wisconsin--3.4%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Revenue
7%, 6/1/2028	13,350,000	14,870,965

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care)
6.40%, 4/15/2033	5,500,000	6,018,650

Wyoming--.4%

Wyoming Student Loan Corp., Student Loan Revenue
6.25%, 6/1/2029	2,500,000	2,656,900

U.S. Related--3.3%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds:
Zero Coupon, 5/15/2050	19,900,000	1,260,864
Zero Coupon, 5/15/2055	10,000,000	339,600

Commonwealth of Puerto Rico:
5.65%, 7/1/2015 (Insured; MBIA)	4,000,000	4,555,600
Public Improvement 5.25%, 7/1/2013
(Insured; MBIA)	6,000,000	6,604,320

Puerto Rico Electric Power Authority, Power Revenue
5%, 7/1/2032 (Insured; MBIA)	5,500,000	5,708,450

Puerto Rico Highways and Transportation Authority,
Transportation Revenue 5%, 7/1/2042	2,235,000	2,256,970

Total Long-Term Municipal Investments
(cost $568,035,806)		600,778,320

Short-Term Municipal Investments--3.4%

Illinois--.2%

Illinois Finance Authority, Revenue
(Northwestern Memorial Hospital) 3.05%
(Liquidity Facility; Union Bank of Switzerland	1,100,000 f	1,100,000

Kentucky--.5%

Breckinridge County, Lease Program Revenue
(Kentucky Association of Counties Leasing Trust)
3.07% (LOC; U.S. Bank NA)	3,200,000 f	3,200,000

Louisiana--1.2%

New Orleans, Sewerage Service, BAN 2.98%, 7/26/2006	7,500,000	7,406,700

North Carolina--.4%

North Carolina Medical Care Commission, Health
Care Facilities First Mortgage Revenue
(Carol Woods Project) 3.10% (Insured; AGIC)	2,580,000 f	2,580,000

South Dakota--1.1%

Lawrence County, PCR (Homestake Mining
Company of California Project)
3.03% (LOC; JPMorgan Chase Bank)	2,100,000 f	2,100,000

South Dakota Health and Educational Facilities
Authority, Revenue (Rapid City Regional Hospital)
3.03% (Insured; MBIA and Liquidity Facility;
U.S. Bank NA)	4,900,000 f	4,900,000

Total Short-Term Municipal Investments
(cost $21,293,750)		21,286,700

Total Investments (cost $589,329,556)	100.3%	622,065,020

Liabilities, Less Cash and Receivables	(.3%)	(1,649,152)

Net Assets	100.0%	620,415,868

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $54,956,118 or 8.9% of of net assets.
d Purchased on a delayed delivert basis.
e Non-income producing security; interest payments in default.
f Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exxchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)